SP Funds S&P 500 Sharia Industry Exclusions ETF

SCHEDULE OF INVESTMENTS at August 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Agriculture - 0.2%
Archer-Daniels-Midland Co.	8,013	$635,431

Apparel - 0.6%
NIKE, Inc. - Class B	18,160	1,847,053
Ralph Lauren Corp. - Class A	582	67,879
Tapestry, Inc.	3,388	112,888
		2,027,820
Auto Manufacturers - 3.7%
Cummins, Inc.	2,074	477,103
Tesla, Inc. (1)	44,228	11,414,362
		11,891,465
Auto Parts & Equipment - 0.1%
Aptiv PLC (1)	3,983	404,075

Beverages - 2.5%
The Coca-Cola Co.	57,395	3,433,943
Keurig Dr Pepper, Inc.	12,394	417,058
Monster Beverage Corp. (1)	11,241	645,346
PepsiCo, Inc.	20,286	3,609,285
		8,105,632
Biotechnology - 1.5%
Biogen, Inc. (1)	2,116	565,734
Bio-Rad Laboratories, Inc. - Class A (1)	280	112,056
Corteva, Inc.	10,454	528,032
Illumina, Inc. (1)	2,290	378,354
Incyte Corp. (1)	2,689	173,521
Moderna, Inc. (1)	4,821	545,110
Regeneron Pharmaceuticals, Inc. (1)	1,589	1,313,293
Vertex Pharmaceuticals, Inc. (1)	3,769	1,312,893
		4,928,993
Building Materials - 0.9%
Carrier Global Corp.	12,297	706,463
Johnson Controls International PLC	10,085	595,620
Martin Marietta Materials, Inc.	900	401,769
Masco Corp.	3,300	194,733
Trane Technologies PLC	3,339	685,363
Vulcan Materials Co.	1,963	428,425
		3,012,373
Chemicals - 2.0%

Air Products and Chemicals, Inc.	3,261	963,593
Albemarle Corp.	1,713	340,390
Ecolab, Inc.	3,640	669,069
FMC Corp.	1,814	156,421
Linde PLC	7,204	2,788,236
PPG Industries, Inc.	3,435	486,946
The Sherwin-Williams Co.	3,425	930,641
		6,335,296
Commercial Services - 0.6%
Cintas Corp.	1,264	637,271
CoStar Group, Inc. (1)	6,010	492,760
Gartner, Inc. (1)	1,123	392,691
Robert Half, Inc.	1,587	117,374
Rollins, Inc.	3,385	133,944
		1,774,040
Computers - 13.1%
Apple, Inc.	214,840	40,361,991
Cognizant Technology Solutions Corp.	7,482	535,786
EPAM Systems, Inc. (1)	846	219,106
Fortinet, Inc. (1)	9,591	577,474
NetApp, Inc.	3,153	241,835
		41,936,192
Cosmetics & Personal Care - 2.1%
Colgate-Palmolive Co.	12,228	898,391
The Estee Lauder Cos, Inc. - Class A	3,389	544,036
The Procter & Gamble Co.	34,739	5,361,618
		6,804,045
Distribution & Wholesale - 0.6%
Copart, Inc. (1)	12,642	566,741
Fastenal Co.	8,402	483,787
LKQ Corp.	3,721	195,464
Pool Corp.	555	202,908
W.W. Grainger, Inc.	629	449,194
		1,898,094
Electrical Components & Equipment - 0.3%
Emerson Electric Co.	8,408	826,086
Generac Holdings, Inc. (1)	902	107,167
		933,253
Electronics - 0.8%
Agilent Technologies, Inc.	4,357	527,502
Allegion plc	1,284	146,132
Fortive Corp.	5,202	410,178
Garmin Ltd.	2,224	235,789
Mettler-Toledo International, Inc. (1)	288	349,482
TE Connectivity Ltd.	4,611	610,450
Trimble, Inc. (1)	3,641	199,490
		2,479,023

Energy - Alternate Sources - 0.2%
Enphase Energy, Inc. (1)	2,015	254,958
First Solar, Inc. (1)	1,433	271,009
		525,967
Environmental Control - 0.3%
Pentair PLC	2,424	170,310
Waste Management, Inc.	5,420	849,748
		1,020,058
Food - 1.0%
General Mills, Inc.	8,720	589,995
The Hershey Co.	2,149	461,734
Kellogg Co.	3,763	229,618
Lamb Weston Holdings, Inc.	2,128	207,288
McCormick & Co., Inc.	3,696	303,368
Mondelez International, Inc.	20,079	1,430,830
		3,222,833
Healthcare - Products - 5.8%
Abbott Laboratories	25,633	2,637,636
Align Technology, Inc. (1)	1,020	377,543
Bio-Techne Corp.	2,282	178,909
Boston Scientific Corp. (1)	21,204	1,143,744
The Cooper Cos, Inc.	692	256,033
Danaher Corp.	9,753	2,584,545
DENTSPLY SIRONA, Inc.	3,091	114,645
Edwards Lifesciences Corp. (1)	8,907	681,118
Hologic, Inc. (1)	3,619	270,484
IDEXX Laboratories, Inc. (1)	1,219	623,409
Intuitive Surgical, Inc. (1)	5,161	1,613,741
Medtronic PLC	19,623	1,599,274
ResMed, Inc.	2,144	342,161
STERIS PLC	1,432	328,773
Stryker Corp.	4,952	1,404,139
Teleflex, Inc.	659	140,196
Thermo Fisher Scientific, Inc.	5,667	3,157,086
Waters Corp. (1)	861	241,769
West Pharmaceutical Services, Inc.	1,060	431,314
Zimmer Biomet Holdings, Inc.	3,039	362,006
		18,488,525
Healthcare Services - 0.2%
Catalent, Inc. (1)	2,622	131,021
Charles River Laboratories International, Inc. (1)	714	147,670
Laboratory Corp of America Holdings	1,292	268,865
Quest Diagnostics, Inc.	1,643	216,055
		763,611
Home Builders - 0.3%
DR Horton, Inc.	4,549	541,422
PulteGroup, Inc.	3,275	268,746

		810,168
Household Products & Wares - 0.5%
Avery Dennison Corp.	1,189	223,984
Church & Dwight Co., Inc.	3,595	347,888
The Clorox Co.	1,795	280,828
Kimberly-Clark Corp.	4,946	637,193
		1,489,893
Internet - 10.9%
Alphabet, Inc. - Class A (1)	87,616	11,930,670
Alphabet, Inc. - Class C (1)	75,374	10,352,619
Booking Holdings, Inc. (1)	528	1,639,456
CDW Corp.	1,985	419,133
eBay, Inc.	7,883	353,001
F5, Inc. (1)	880	144,021
Meta Platforms, Inc. - Class A (1)	32,623	9,652,819
VeriSign, Inc. (1)	1,318	273,867
		34,765,586
Iron & Steel - 0.3%
Nucor Corp.	3,686	634,361
Steel Dynamics, Inc.	2,367	252,298
		886,659
Machinery - Diversified - 0.9%
Dover Corp.	2,051	304,163
IDEX Corp.	1,078	244,059
Ingersoll Rand, Inc.	5,958	414,736
Nordson Corp.	793	193,603
Otis Worldwide Corp.	6,072	519,460
Rockwell Automation, Inc.	1,680	524,295
Westinghouse Air Brake Technologies Corp.	2,620	294,802
Xylem, Inc.	3,529	365,393
		2,860,511
Media - 0.0% (2)
News Corp. - Class B	1,714	37,708

Mining - 0.1%
Newmont Corp.	11,684	460,583

Miscellaneous Manufacturers - 1.0%
3M Co.	8,105	864,560
A.O. Smith Corp. - Class A	1,807	131,007
Eaton Corp PLC	5,880	1,354,576
Illinois Tool Works, Inc.	4,062	1,004,736
		3,354,879
Office & Business Equipment - 0.1%
Zebra Technologies Corp. (1)	718	197,457

Oil & Gas - 4.7%

Chevron Corp.	25,682	4,137,370
ConocoPhillips	17,827	2,121,948
Coterra Energy, Inc.	11,152	314,375
EOG Resources, Inc.	8,627	1,109,605
Exxon Mobil Corp.	59,635	6,630,815
Pioneer Natural Resources Co.	3,413	812,055
		15,126,168
Oil & Gas Services - 0.2%
Baker Hughes Co.	14,930	540,317

Packaging & Containers - 0.1%
Packaging Corp of America	1,310	195,321

Pharmaceuticals - 6.7%
Becton Dickinson & Co.	4,159	1,162,232
Dexcom, Inc. (1)	5,693	574,879
Eli Lilly & Co.	11,594	6,425,395
Henry Schein, Inc. (1)	1,892	144,814
Johnson & Johnson	38,301	6,192,506
Merck & Co., Inc.	37,410	4,076,942
Pfizer, Inc.	83,259	2,945,703
		21,522,471
Real Estate Investment Trusts (REITs) - 1.7%
AvalonBay Communities, Inc.	2,080	382,346
Camden Property Trust	1,574	169,394
Crown Castle, Inc.	6,383	641,491
Equinix, Inc.	1,357	1,060,333
Equity Residential	4,994	323,761
Mid-America Apartment Communities, Inc.	1,702	247,181
Prologis, Inc.	13,590	1,687,878
Public Storage	2,292	633,463
Weyerhaeuser Co.	10,778	352,980
		5,498,827
Retail - 4.3%
Advance Auto Parts, Inc.	866	59,598
AutoZone, Inc. (1)	241	610,051
Dollar Tree, Inc. (1)	3,031	370,873
Genuine Parts Co.	2,060	316,684
The Home Depot, Inc.	14,934	4,932,700
Lowe's Cos, Inc.	8,778	2,023,153
O'Reilly Automotive, Inc. (1)	885	831,634
Ross Stores, Inc.	5,008	610,024
Starbucks Corp.	16,905	1,647,223
The TJX Cos, Inc.	16,972	1,569,571
Tractor Supply Co.	1,611	352,004
Ulta Beauty, Inc. (1)	700	290,521
		13,614,036

Semiconductors - 12.4%
Advanced Micro Devices, Inc. (1)	23,729	2,508,630
Analog Devices, Inc.	7,461	1,356,261
Applied Materials, Inc.	12,432	1,899,112
Broadcom, Inc.	6,120	5,648,087
KLA Corp.	2,017	1,012,272
Lam Research Corp.	1,979	1,390,050
Microchip Technology, Inc.	8,054	659,139
Micron Technology, Inc.	16,163	1,130,440
Monolithic Power Systems, Inc.	634	330,447
NVIDIA Corp.	36,480	18,004,704
NXP Semiconductors NV	3,798	781,325
ON Semiconductor Corp. (1)	6,360	626,206
QUALCOMM, Inc.	16,393	1,877,490
Teradyne, Inc.	2,250	242,707
Texas Instruments, Inc.	13,383	2,249,147
		39,716,017
Software - 15.3%
Adobe, Inc. (1)	6,755	3,778,342
Akamai Technologies, Inc. (1)	2,213	232,564
ANSYS, Inc. (1)	1,267	404,008
Autodesk, Inc. (1)	3,157	700,665
Cadence Design Systems, Inc. (1)	4,011	964,405
Ceridian HCM Holding, Inc. (1)	2,250	163,170
Microsoft Corp.	107,848	35,348,261
Paycom Software, Inc.	681	200,786
PTC, Inc. (1)	1,571	231,204
Roper Technologies, Inc.	1,574	785,520
Salesforce, Inc. (1)	14,405	3,190,131
ServiceNow, Inc. (1)	2,976	1,752,358
Synopsys, Inc. (1)	2,215	1,016,441
Tyler Technologies, Inc. (1)	593	236,269
		49,004,124
Telecommunications - 1.7%
Arista Networks, Inc. (1)	3,666	715,713
Cisco Systems, Inc.	60,415	3,464,800
Corning, Inc.	11,252	369,291
Juniper Networks, Inc.	4,740	138,029
Motorola Solutions, Inc.	2,460	697,582
		5,385,415
Transportation - 2.0%
CH Robinson Worldwide, Inc.	1,701	153,821
CSX Corp.	29,969	905,064
Expeditors International of Washington, Inc.	2,221	259,213
JB Hunt Transport Services, Inc.	1,218	228,838
Norfolk Southern Corp.	3,333	683,298
Old Dominion Freight Line, Inc.	1,310	559,855

Union Pacific Corp.	8,953	1,974,763
United Parcel Service, Inc. - Class B	10,680	1,809,192
		6,574,044
Total Common Stocks
(Cost $271,168,245)		319,226,910

Rights - 0.0% (2)
Healthcare - 0.0% (2)
ABIOMED, Inc. - CVR (1)(3)	405	–
Total Rights
(Cost $0)		–

Total Investments in Securities - 99.7%
(Cost $271,168,245)		319,226,910
Other Assets in Excess of Liabilities - 0.3%		1,057,862
Total Net Assets - 100.0%		$320,284,772

CVR	Contingent Value Rights
(1)	Non-income producing security.
(2)	Does not round to 0.1% or (0.1)%, as applicable.
(3)	The security is fair valued by the Valuation Designee.

Summary of Fair Value Exposure at August 31, 2023 (Unaudited)

The SP Funds S&P 500 Sharia Industry Exclusions ETF (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2023:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks (1)	$319,226,910	$—	$—	$319,226,910
Rights	—	—	0	0
Total Investments in Securities	$319,226,910	$—	$0	$319,226,910

Rights
Balance as of November 30, 2022	$—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchases	—
Sales	—
Corporate Actions	0
Transfer into and/or out of Level 3	—
Balance as of August 31, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at August 31, 2023:	$—

(1)	See Schedule of Investments for the industry breakout.